Events after the reporting date	12 Months Ended
Dec. 31, 2022
Disclosure of non-adjusting events after reporting period [Abstract]
Events After the Reporting Date

Note 24 – Events after the reporting date

A.	After the reporting period, in January 2023, the Group granted to employees and officers 1,557,000 RSUs. The RSUs represent the right to receive ordinary shares at a future time and vest over a period of three to four years. Also, in March 2023, the Group granted to employees and officers 615,000 options and RSUs. The options and RSUs represent the right to receive ordinary shares at a future time and vest over a period of three to four years.

B.	After the reporting period, in January 2023, the Company adopted a rights plan (“Rights Plan”). The Rights Plan encourages anyone seeking to gain a significant interest in the Company to negotiate directly with the Company’s board of directors prior to attempting to control or significantly influence the Company. Further to those goals, the rights under the Rights Plan may cause substantial dilution to a person or group that acquires beneficial ownership of 10% or more of the Company’s Ordinary Shares then outstanding or any existing holder of 10% or more of the beneficial ownership of the Ordinary Shares who shall acquire any additional Ordinary Shares.

C.	After the reporting period, during February and March 2023, the Company put into action its previously announced share repurchase plan, allowing the Company to invest up to $100,000 to repurchase its ADSs. Until the reporting date, the Company invested a total of $18,200 in this share repurchase plan.

D.	After the reporting period, in March 2023, the Company made a non-binding offer to acquire Stratasys for $18.00 per share in cash. The Company currently owns approximately 14.5% of Stratasys’ outstanding shares and has been its largest shareholder since July 2022. Pursuant to the offer, the Company would acquire the remaining Stratasys shares for a total consideration of approximately $1,100,000 in cash. In March 2023, Stratasys rejected the Company’s offer. After Stratasys’ rejection, the Company submitted a revised offer and increased its offer to $19.55 per ordinary share in cash.

E.	After the reporting period, in February 2023, one of the Company’s shareholders, Murchinson Ltd. (“Murchinson”), filed an ex parte motion for temporary relief in the Lod District Court against the Company. Murchinson claimed that, as joint owners of more than 5% of the Company’s shares, they had the right to demand a special general shareholders meeting. Murchinson sought a temporary injunction ex parte to prevent the Company from allocating additional shares, citing the Form S-8 that the Company filed with the Securities and Exchange Commission (“SEC”) on January 27, 2023. On February 15, 2023, a hearing was held, after which, the court advised Murchinson to withdraw its motion and that the Company will agree not to argue that Murchinson is not entitled to convene the special general shareholder meeting solely due to the exercising of the options under the Form S-8. On February 16, 2023, the parties accepted the court’s proposal and withdrew their respective motions. The court asked Murchinson to confirm whether it still maintained its claim, and on February 23, 2023, Murchinson announced that it did. As a result, further proceedings were scheduled to investigate the matter, including a hearing that will take place on June 18, 2023.

In February 2023, the Company submitted a statement of claim against Murchinson to the Lod District court, in which the Company requested that the court declare that the special general shareholders meeting convened by Murchinson for March 20, 2023, does not comply with the requirements of the law, the Company’s articles of association, and the depositary agreement with the Bank of New York Mellon. The Company also requested to charge Murchinson with expenses for filing this statement of claim for a sum of $10,000. The hearing for this topic will take place on June 18, 2023.

F.	After the reporting period, in March 2023, the Company initiated litigation (the “Complaint”) in the Southern District Court of New York alleging claims against Murchinson Ltd. (“Murchinson”), Anson Advisors, Inc. (“Anson”), Boothbay Fund Management, LLC, (“Boothbay”) and their affiliates (together, “Defendants”). The Complaint alleges that Defendants improperly engaged in coordinated efforts to acquire a large stake in the Company and interfere with its business operations, in violation of U.S. securities laws, New York law, and pertinent contracts governing the Company’s American Depository Shares. The Complaint further alleges that Defendants’ conduct was in violation of Section 13(d) of the U.S. Exchange Act and constituted breach of contract, tortious interference with prospective business relationships, and unjust enrichment. The Complaint further seeks to require Defendants to correct their allegedly false and misleading disclosures to the U.S. Securities and Exchange Commission; enjoin Defendants from additional misconduct with respect to the Company and its securities; and for the Company to recover from the Defendants compensatory and punitive damages, among other relief. At this time, (i) the Defendants have not made any counterclaims against the Company with respect to the matters subject of the Complaint or related thereto; and (ii) the Court has not yet set a schedule for the resolution of this matter.

G.	After the reporting period, in January and March 2023, the Company’s board of directors approved an acceleration of vesting of unvested options and RSUs in case of change of control, as well as in other special circumstances, to several employees and executives.